Evergreen Variable Annuity Trust


Evergreen VA Fund

Evergreen VA Foundation Fund

Evergreen VA Global Leaders Fund

Evergreen VA Growth and Income Fund

Evergreen VA International Growth Fund



Prospectus, May 1, 1999

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

FUND SUMMARIES:                      In general, Funds included in
                                     this prospectus seek to provide
                                     investors with a selection of
Evergreen VA Fund             2      investment alternatives which
Evergreen VA Foundation Fund  4      seek to provide capital growth,
Evergreen VA Global Leaders          income and diversification.
Fund                          6      Shares of the Funds are sold
Evergreen VA Growth and              only to separate accounts
Income Fund                   8      funding variable annuity
Evergreen VA International           contracts and variable life
Growth Fund                  10      insurance policies issued by
                                     life insurance companies.  For
                                     further information about these
                                     contracts and policies, please
                                     see the separate prospectuses
                                     issued by the participating life
                                     insurance companies.



GENERAL INFORMATION:                 Fund Summaries Key
The Funds' Investment                Each Fund's summary is organized
Advisors                      12     around the following basic
The Funds' Portfolio Managers 12     topics and questions:
Calculating the Share Price   13
Participating Insurance              INVESTMENT GOAL
Companies                     13     What is the Fund's financial
How to Buy and Redeem Shares  13     objective? You can find
Other Services                14     clarification on how the Fund
The Tax Consequences of              seeks to achieve its objective
Investing in the Funds        14     by looking at the Fund's
Fees and Expenses of the             strategy and investment
Funds                         14     policies. The Fund's Board of
Financial Highlights          15     Trustees can change the
                                     investment objective without a
Other Fund Practices          19     shareholder vote.

                                     INVESTMENT STRATEGY
                                     How does the Fund go about
                                     trying to meet its goals? What
                                     types of investments does it
                                     contain? What style of investing
                                     and investment philosophy does
                                     it follow? Does it have limits
                                     on the amount invested in any
                                     particular type of security?

                                     RISK FACTORS
                                     What are the specific risks for
                                     an investor in the Fund?

                                     PERFORMANCE
                                     How well has the Fund performed
                                     in the past year? The past five years?
                                     The past ten years? Since inception?

                                    OVERVIEW

Variable
Annuity Funds

Shares of the Funds are sold           Interest Rate Risk
only to separate accounts              When interest rates go up, the
funding variable annuity               value of debt securities tends
contracts and variable life            to fall. If your Fund invests a
insurance policies issued by           significant portion of its
life insurance companies.              portfolio in debt securities or
Evergreen Variable Annuity Funds       dividend-paying stocks and interest rates
seek to provide investors with a       rise, then the value of and total return
selection of investment                earned on  your investment may
alternatives which seek to             decline. When interest rates go
provide capital growth, income         down, interest earned by your
and diversification.                   Fund on its investments may also
                                       decline, which could cause the
Following this overview, you           Fund to reduce the dividends it
will find information on each          pays.
Variable Annuity Fund's specific
investment strategies and risks.       Credit Risk
                                       The value of a debt security is
Risk Factors For All Mutual            directly affected by the issuer's ability
Funds                                  to repay principal and pay interest
Please remember that mutual fund       on time. If your Fund invests in
 shares are:                           debt securities, then the value
  -  not guaranteed to achieve         of and total return earned on
     their goal                        your investment may decline if
  -  not insured, endorsed or          an issuer fails to pay an
     guaranteed by the FDIC, a bank    obligation on a timely basis.
     or any government agency
     subject to investment             Small Company Risk
     risks, including possible loss    If your Fund invests in small
     of your original investment.      companies, your investment may
                                       be subject to special risks
Like most investments, your            associated with investing in
investment in an Evergreen             such companies.  Smaller, less
Variable Annuity Fund could            established companies tend to be
fluctuate significantly in value       more dependent on individual
over time and could result in a        managers and limited products
loss of money.                         and product lines.
                                       Additionally, securities issued
Here are the most important            by small companies also tend to
factors that may affect the            fluctuate in value more
value of your investment:              dramatically than those of
                                       larger companies.
Stock Market Risk
Your investment in a Fund that         Foreign Investment Risk
invests in stocks will be              If your Fund invests in non-U.S.
affected by general economic           securities it could be exposed
conditions such as prevailing          to certain unique risks of
economic growth, inflation and         foreign investing. For example,
interest rates. When economic          political turmoil and economic
growth slows, or interest or           instability in the countries in
inflation rates increase,              which the Fund invests could
securities tend to decline in          adversely affect the value of
value.  Such events also could         your investment. In addition, if
cause companies to decrease the        the value of any foreign
dividends they pay. If these           currency in which the Fund's
events were to occur, the value        investments are denominated
of and dividend yield and total        declines relative to the U.S.
return earned on your investment       dollar, the value of your
would likely decline.  Even if         investment in the Fund may
general economic conditions do         decline as well. Certain foreign
not change, your investment may        countries have less developed
decline in value if particular         and less regulated securities
industries, issuers or sectors         markets and accounting systems
your Fund invests in do not            than the U.S. This may make it
perform well.                          harder to get accurate
                                       information about a security or
                                       company, and increase the
                                       likelihood that an investment
                                       will not perform as well as expected.

VA Fund

                                      INVESTMENT GOAL
                                     The Fund seeks capital
                                     appreciation.
FUND FACTS:
                                     INVESTMENT STRATEGY
Goal:                                The Fund invests primarily in
 Capital Appreciation                common stocks of companies with
                                     innovative and entrepreneurial
Principal Investments:               management and that exhibit
 Common Stocks                       sound financial business
 Convertible Securities              practices.
                                     The Fund may invest in
                                     securities of relatively well-
Investment Advisor:                  known and large companies as
 Evergreen Asset Management          well as small and medium-sized
Corp.                                specialty companies.  The Fund
                                     seeks long-term gains from
Portfolio Managers:                  the companies in which the
 Stephen A. Lieber                   Fund invests.  Securities are
 Nola Maddox Falcone                 selected based on a combination
                                     of comparative undervaluation
NASDAQ Symbol:                       relative to growth potential
EVEFX                                and/or merger/acquisition price.
                                     The Fund may also invest to a
                                     lesser extent in preferred
Dividend Payment Schedule:           stocks that offer an opportunity
Annually                             for capital appreciation.

                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.

                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.

                                      RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:

                                     -    Stock Market Risk
                                     -    Small Company Risk

                                     For further information regarding the
                                     Fund's investment strategy and risks
                                     factors, see "Other Fund Practices."

PERFORMANCE
The following charts show how
the Fund has performed in the
past.  Returns reflect
reinvestment of all dividends
and distributions and fees, but
do not reflect contract charges
assessed by participating
insurance companies. Past
performance is not an indication
of future results.


The chart below shows the
percentage gain or loss for the
Fund in each calendar year since
its inception on 3/1/96. It
should give you a general idea
of how the Fund's return has
varied from year-to-year and
give you some indication of the
risks of investing in the Fund.
Separate account fees charged
by participating insurance
companies are not reflected in
this chart.  If those fees
were reflected, returns would
be less than those shown.


Year-by-Year Total Return (%)

1997      1998
37.16%    6.44%



Best Quarter: 4th Quarter 1998
+18.02%
Worst Quarter:3rd Quarter 1998
-17.20%

The next table lists the Fund's
average annual total return over
the past year and since
inception (through 12/31/98).
This table is intended to
provide you with some indication
of the risks of investing in the
Fund.  At the bottom of the
table you can compare this
performance with the Russell
2000 Index and the Nasdaq
Composite.  The Russell 2000 is
an unmanaged index tracking the
performance of 2000 publicly-
traded U.S. stocks.  It is often
used to indicate the performance
of smaller company stocks.  The
Nasdaq Composite is market-value
weighted index that measures all
domestic and non-U.S.-based
common stocks listed on the
Nasdaq stock market.  Neither
index is an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)
                                         Performance
    Inception                               Since
      Date      1 year  5 year 10 year     3/1/96
Fund 3/1/96      6.44%    N/A    N/A       20.00%

Russell 2000     -2.55%   N/A    N/A       11.13%
Nasdaq
Composite        39.63%   N/A    N/A       27.49%

VA Foundation Fund

                                     INVESTMENT GOAL
FUND FACTS:                          The Fund seeks, in order of
                                     priority, reasonable income,
Goals:                               conservation of capital and
 Reasonable Income                   capital appreciation.
 Conservation of Capital
 Capital Appreciation

                                     INVESTMENT STRATEGY
Principal Investments:               The Fund invests principally in
 Common Stocks                       a combination of common stocks,
 Fixed Income Securities             securities convertible into or
 Convertible securities              exchangeable for common stocks
                                     and fixed income securities.
                                     Investments in commons stocks
                                     focus on those that pay
                                     dividends and have the potential
Investment Advisor:                  for capital appreciation.
 Evergreen Asset Management          Common stocks are selected based
 Corp.                               on a combination of financial
                                     strength and estimated growth
Portfolio Managers:                  potential.  Fixed income
 Stephen A. Lieber                   securities are selected based on
 Irene D. O'Neill                    the projections of
                                     interest rates, varying amounts
NASDAQ Symbol:                       and maturities in order to
EVFFX                                achieve capital protection and,
                                     when possible, capital
                                     appreciation.  The Fund's
Dividend Payment Schedule:           investment advisor will
Annually                             emphasize fixed income
                                     securities that it believes will
                                     not be subject to significant
                                     fluctuations in value.  Under
                                     normal circumstances, the Fund
                                     anticipates that at least 25% of
                                     its net assets will consist of
                                     fixed income securities.  The
                                     corporate debt obligations
                                     purchased by the Fund will be
                                     rated A or higher by Standard &
                                     Poor's Ratings Services and
                                     Moody Investor's Service, Inc.
                                     The Fund is not managed with a
                                     targeted maturity. The Fund may
                                     invest up to 25% of its assets
                                     in foreign securities.


                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.

                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.

                                      RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:

                                     -    Stock Market Risk
                                     -    Interest Rate Risk
                                     -    Credit Risk
                                     -    Foreign Investment Risk


                                     For further information regarding
                                     the Fund's investment strategy and
                                     risk factors, see "Other Fund Practices."

PERFORMANCE
The following charts shows how
the Fund has performed in the
past.  Returns reflect
reinvestment of all dividends
and distributions and fees, but
do not reflect contract charges
assessed by participating
insurance companies.  Past
performance is not an indication
of future results.

The chart below shows the
percentage gain or loss for the
Fund in each calendar year since
its inception on 3/1/96.  It
should give you a general idea
of how the Fund's return has
varied from year-to-year and
give you some indication of the
risks of investing in the Fund.
Separate account fees charged by
participating insurance companies
are not reflected in this chart.
If those fees were reflected,
returns would be less than
those shown.

Year-by-Year Total Return (%)

1997      1998
27.80%    10.56%


Best Quarter: 2nd Quarter 1997
+13.26%
Worst Quarter:3rd Quarter 1998
-7.37%

The next table lists the Fund's
average annual total return over
the past year and since
inception (through 12/31/98).
This table is intended to
provide you with some indication
of the risks of investing in the
Fund.  At the bottom of the
table you can compare this
performance with the S&P 500
Composite Stock Index and the
Lipper Balanced Fund Average.
The S&P 500 is an unmanaged index
tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market.
The Lipper Balanced Fund Average
reflects funds whose primary
objectives are to conserve
principal by maintaining at all
times a balanced portfolio of
both stocks and bonds.  Neither
index is an actual investment.


Average Annual Total Return
(for the period ended 12/31/98)

                                    Performance
  Inception                            Since
     Date    1 year  5 year  10 year   3/1/96
Fund 3/1/96  10.56%   N/A     N/A      18.77%

S&P 500       28.58%   N/A    N/A      28.09%

Lipper Balanced
Fund Average  13.48%  N/A     N/A      15.76%

VA Global Leaders Fund


                                      INVESTMENT GOAL
                                     The Fund seeks to provide
                                     investors with long-term capital
FUND FACTS:                          growth.

Goal:
 Long-term Capital Growth


Principal Investments:
 U.S. and Non-U.S. Equity            INVESTMENT STRATEGY
Securities                           The Fund normally invests at
                                     least 65% of its assets in a
Investment Advisor:                  diversified portfolio of U.S.
 Evergreen Asset Management          and non-U.S. equity securities
 Corp.                               of companies located in the
                                     world's major industrialized
Portfolio Managers:                  countries.  The Fund will make
 Stephen A. Lieber                   investments in no less than
 Edwin D. Miska                      three countries, which may
                                     include the U.S., but may invest
NASDAQ Symbol:                       more than 25% of its total
None                                 assets in one country.  The
                                     Fund's investment advisor will screen
                                     the largest companies
Dividend Payment Schedule:           in major industrialized countries.
Annually                             The Fund invests only in the
                                     best 100 companies which are selected
                                     based on qualitative and quantitative
                                     criteria such as high return on
                                     equity, consistent earnings
                                     growth and established market
                                     presence. The Fund's managers visit
                                     the countries that the Fund may invest
                                     in or already invests in, to evaluate
                                     the political, economic and social trends that may affect investments in those countries.


                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.

                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.

                                      RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:

                                     -  Stock Market Risk
                                     -  Foreign Investment Risk

                                     In addition, if more than 25% of
                                     the Fund's total assets is
                                     invested in one country, the
                                     value of the Fund's shares may
                                     be subject to greater
                                     fluctuation due to the lesser
                                     degree of diversification across
                                     countries and the fact that the
                                     securities market of certain
                                     countries may be subject to
                                     greater risks and volatility
                                     than that which exists in the
                                     United States.

                                     For further
                                     information regarding the Fund's
                                     investment strategy and risk factors,
                                     see "Other Fund Practices."

 PERFORMANCE
The following charts show how the
Fund has performed in the past.
Returns reflect reinvestment of
all dividends and distributions
and fees, but do not reflect
contract charges assessed by
participating insurance
companies.  Past performance is
not an indication of future
results.

The chart below shows the
percentage gain or loss for the
Fund in each calendar year since
its inception on 3/6/97. It
should give you a general idea of
how the Fund's return has varied
from year-to-year and give you
some indication of the risks of
investing in the Fund.  Separate
account fees charged by participating
insurance companies are not reflected
in this chart.  If those fees were
reflected, returns would be less
than those shown.


Year-by-Year Total Return  (%)

1998
18.92%

Best Quarter: 4th Quarter 1998
+21.86%
Worst Quarter:3rd Quarter 1998
-14.25%

The next table lists the Fund's
average annual total return over
the past year and since inception
(through 12/31/98). This table is
intended to provide you with some
indication of the risks of
investing in the Fund.  At the
bottom of the table you can
compare this performance with the
Morgan Stanley Capital
International World Index
(MSCIWI). The MSCIWI is an
unmanaged market index that
represents the 23 developed
markets of the world in a variety
of industries.  The MSCIWI is not an
actual investment.


Average Annual Total Return
(for the period ended 12/31/98)

                                 Performance
  Inception                           Since
     Date   1 year  5 year  10 year   3/6/97
Fund 3/6/97  18.92%   N/A    N/A      15.19%

MSCIWI       24.34%    N/A   N/A      20.83%

VA Growth and Income Fund

                                      INVESTMENT GOAL
                                     The Fund seeks capital growth in
                                     the value of its shares and
FUND FACTS:                          current income.

Goals:
- Capital Growth
- Current Income


Principal Investment:
- Common Stocks                       INVESTMENT STRATEGY
                                     The Fund invests primarily in
Investment Advisor:                  common stocks of established
- Evergreen Asset Management         companies that the Fund
Corp.                                considers undervalued in the
                                     marketplace and which have a
Portfolio Manager:                   trigger, or catalyst, that will
- Philip M. Foreman                  bring the stock's price into
                                     line with its actual or
NASDAQ Symbol:                       potential value.  The catalysts
EVGIX                                may include new products, new
                                     management, changes in
Dividend Payment Schedule:           regulation and/or restructuring
Annually                             potential.  The Fund may invest up
                                     to 25% of its assets in foreign
                                     securities.


                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.

                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.

                                      RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:

                                     -    Stock Market Risk
                                     -    Foreign Investment Risk

                                     For further information regarding
                                     the Fund's investment strategy and
                                     risk factors, see "Other Fund Practices."

 PERFORMANCE

The following charts show how
the Fund has performed in the
past.  Returns reflect
reinvestment of all dividends
and distributions and fees, but
do not reflect contract charges
assessed by participating
insurance companies. Past
performance is not indication of
future results.


The chart below shows the
percentage gain or loss of the
Fund in each calendar year since
its inception in 3/1/96.  It
should give you a general idea
of how the Fund's return has
varied from year-to-year and
give you some indication of the
risks of investing in the Fund.
Separate account fees charged
by participating insurance
companies are not reflected
in this chart.  If those fees
were reflected, returns would be
less than those shown.

Year-by-Year Total Return (%)

1997      1998
34.66%    4.77%

Best Quarter: 2nd Quarter 1997
+17.25%
Worst Quarter:3rd Quarter 1998
-15.19%

The next table lists the Fund's
average annual total return over
the past year and since
inception (through 12/31/98).
This table is intended to
provide you with some indication
of the risks of investing in the
Fund.  At the bottom of the
table you can compare this
performance with the S&P 500
Composite Stock Index and the
Lipper Growth and Income Fund Average.
The S&P 500 is an unmanaged index
tracking the performance of 500
publicly-traded U.S. stocks and
is often used to indicate the
performance of the overall stock
market.  The Lipper Growth and
Income Fund Average reflects
funds that combine a growth-of-
earnings orientation and an
income requirement for level
and/or rising dividends.
Neither index is an actual
investment.


Average Annual Total Return
(for the period ended 12/31/98)

                                             Performance
  Inception                                  Since
     Date      1 year    5 year    10 year   3/1/96

Fund 3/1/96    4.77%      N/A       N/A       20.05%

S&P 500       28.58%      N/A       N/A       28.09%
Lipper Growth
& Income
Fund Average  15.61%      N/A       N/A       20.59%

  VA International Growth Fund
                                      INVESTMENT GOAL
                                     The Fund seeks long-term growth
                                     of capital and secondarily,
                                     modest income.

FUND FACTS:


Goals:                                INVESTMENT STRATEGY
- Long-Term Capital Growth           The Fund invests primarily in
- Modest Income                      equity securities issued by
                                     established, quality non-U.S.
Principal Investment:                companies located in countries
- Equity Securities                  with developed markets.  The
                                     Fund may also invest in emerging
Investment Advisor:                  markets and in securities of
- Evergreen Investment               companies in the formerly
Management Company                   communist countries of Eastern
                                     Europe.  The Fund normally
Portfolio Manager:                   invests at least 65% of its
- Gilman C. Gunn                     total assets in the securities
                                     of companies in at least three
NASDAQ Symbol:                       different countries (other than
None                                 the U.S.).  The Fund may also
                                     invest in debt securities,
                                     including up to 10% of its
Dividend Payment Schedule:           assets in below investment grade
Annually                             debt securities. The Fund's managers
                                     visit the countries that the Fund may
                                     invest in or already invests in, to
                                     evaluate the political, economic and
                                     social trends that may affect investments in those countries.


                                     The Fund intends to sell a
                                     portfolio investment when the
                                     value of the investment reaches
                                     or exceeds its estimated fair
                                     value, when the issuer's
                                     investment fundamentals begin to
                                     deteriorate, when the investment
                                     no longer appears to meet the
                                     Fund's investment objective,
                                     when the Fund must meet
                                     redemptions, or for other
                                     reasons which the portfolio
                                     manager deems necessary.


                                     The Fund may invest in high
                                     quality money market instruments
                                     in response to adverse economic,
                                     political or market conditions.
                                     This strategy is inconsistent
                                     with the Fund's principal
                                     investment strategy and
                                     investment goal, and if employed
                                     could result in a lower return
                                     and loss of market opportunity.

                                      RISK FACTORS
                                     Your investment in the Fund is
                                     subject to the risks discussed
                                     in the "Overview" on
                                     page 1 under the headings:
                                     -    Stock Market Risk
                                     -    Interest Rate Risk
                                     -    Credit Risk
                                     -    Foreign Investment Risk

                                     Below investment grade bonds are
                                     commonly referred to as "junk
                                     bonds" because they are usually
                                     backed by issuers of less proven
                                     or questionable financial
                                     strength.  Such issuers are more
                                     vulnerable to financial setbacks
                                     and less certain to pay interest
                                     and principal than issuers of
                                     bonds offering lower yields and
                                     risk.   Markets may react to
                                     unfavorable news about issuers
                                     of below investment grade bonds
                                     causing sudden and steep
                                     declines in value.

                                     In addition, the Fund may also
                                     be subject to an emerging
                                     markets risk. An "emerging
                                     market" is any country
                                     considered to be emerging or
                                     developing, has a relatively low
                                     gross national product, but the
                                     potential for rapid growth
                                     (which can lead to instability).
                                     Investing in securities of
                                     emerging countries has many
                                     risks.  Emerging countries are
                                     generally small and rely heavily
                                     on international trade and could
                                     be adversely effected by the
                                     economic conditions in the
                                     countries with which they trade.
                                     There is also a possibility of a
                                     change in the political climate,
                                     nationalization, diplomatic
                                     developments (including war),
                                     and social instability. Such
                                     countries may experience high
                                     levels of inflation or deflation
                                     and currency devaluation.
                                     Investments in emerging markets
                                     are considered to be
                                     speculative.

                                     For further information regarding the
                                     Fund's investment strategy and risk
                                     factors, see "Other Fund Practices."

PERFORMANCE
Since the Fund commenced operations
on 8/17/98, total return information
is not yet available for a full
calendar year.

THE FUNDS' INVESTMENT ADVISORS            Under the terms of the various
The investment advisor manages a          investment advisory agreements,
Fund's investments and                    the respective investments advisor
supervises its daily business             is entitled to receive a fee as a
affairs. There are two                    percentage of each Fund's average
investment advisors for these             daily net assets.  Each Fund's current
Evergreen Variable Annuity                contractual fee for advisory services
Funds.  All investment advisors           and effective advisory fee rates for
for the Evergreen Funds are               the fiscal year ended December 31,
subsidiaries of First Union               1998 is set forth below.
Corporation, the sixth largest
bank holding company in the
United States, with over
$223 billion in consolidated
assets as of March 31, 1999.                                                        Effective Rate
First Union Corporation is located at                                               for Advisory
301 South College Street,                                  Current Contractual      Services For
Charlotte, North Carolina  28288-                           Advisory Fee Rate       Year Ended
0013.                                                                               12/31/98
                                           VA Fund           0.95%                        0.95%

Evergreen Asset  Management                VA Foundation
Corp. (EAMC) is the investment             Fund              0.825%                       0.825%
advisor to:
  -    VA Fund                             VA Global Leaders
  -    VA Foundation Fund                  Fund              0.95%                        0.95%
  -    VA Global Leaders Fund
  -    VA Growth and Income Fund           VA Growth and
                                           Income Fund       0.95%                        0.95%

EAMC, with its predecessors, has           VA International  0.75% first $200 million     0.75%
served as investment advisor to            Growth Fund       0.65% next  $200 million
the Evergreen Funds since 1971,                              0.55% next  $200 million
and currently manages over                                   0.45% over  $600 million
$19 billion in assets for
21 of the Evergreen Funds. EAMC
is located at 2500 Westchester
Avenue, Purchase, New York
10577.

Evergreen Investment Management
Company (EIMC) is the investment              Year 2000 Compliance
advisor to:                                   The investment advisors and
                                              other service providers for the
  -    VA International Growth Fund           Evergreen Funds are taking steps
                                              to address any potential Year
                                              2000-related computer problems.
EIMC has been managing mutual                 However, there is some risk that
funds and private accounts since              these problems could disrupt the
1932 and currently manages over               Funds' operations or financial
$8 billion in investment                      markets generally.
assets for 25 of the Evergreen
Funds. EIMC is located at 200                 European Currency Conversion
Berkeley Street, Boston,                      Risk
Massachusetts 02116-5034.

                                              Certain countries in Europe
                                              converted their different
                                              currencies to a single, common
                                              currency on January 1, 1999. In
                                              connection with this change,
                                              investment advisors, mutual
                                              funds and their service
                                              providers have modified their
                                              accounting and recordkeeping
                                              systems to handle the new
                                              currency.  If a Fund invests in
                                              foreign securities, your
                                              investment in the Fund may be
                                              adversely affected if these
                                              technical modifications have not
                                              been implemented properly.  Also
                                              the conversion to a single
                                              currency may impair the markets
                                              for securities denominated in
                                              the currencies being eliminated,
                                              which may also adversely impact
                                              your investment.

THE FUNDS' PORTFOLIO MANAGERS

VA Fund                              VA Growth and Income Fund
The day-to-day management of the     The day-to-day management of the
Fund is handled by  Stephen A.       Fund is handled by Philip M.
Lieber and Nola Maddox Falcone,      Foreman.  Mr. Foreman joined
CFA.  Mr. Lieber is Chairman and     EAMC in January 1999 as
Co-Chief Executive Officer of        Portfolio Manager after seven
EAMC.  He was a founding partner     years as Senior Portfolio
of Lieber & Company, the             Manager at WM Advisors, Inc.
original sponsor of the              Mr. Foreman has managed the Fund
Evergreen Funds, when it was         since January 1999.
established in 1969.  He has
been with EAMC and its               VA International Growth Fund
predecessor since 1971 and has       The day-to-day management of the
been in the investment               Fund is handled by Gilman C.
management profession since          Gunn.  Mr. Gunn joined EIMC in
1952. Mr. Lieber has also            1991 as Senior Vice President -
managed Evergreen Fund since its     International and is currently
inception in 1970. Ms. Falcone       Senior Vice President and Chief
is President and Co-Chief            Investment Officer -
Executive Officer of EAMC. She       International at EIMC.  Mr. Gunn
joined Lieber & Company as           has managed Evergreen
Senior Portfolio Manager in          International Growth Fund since
1974, and was a General Partner      1991.  As head of the
from January 1981 to June 1994.      International Team, Mr. Gunn has
                                     over 25 years of international
                                     investment experience.
VA Foundation Fund
The day-to-day management of the
Fund is handled by Mr. Lieber
and Irene D. O'Neill, CFA.  Ms.
O'Neill has over 19 years of
investment management experience
and has been associated with
EAMC and its predecessor since
1981.  Mr. Lieber has managed
Evergreen Foundation Fund since
its inception in 1990.

VA Global Leaders Fund
The day-to-day management of the
Fund is handled by Mr. Lieber
and Edwin D. Miska.  Mr. Miska
has been an  analyst with EAMC
and its predecessor since 1986.
In 1995 he was named co-
portfolio manager, along with
Mr. Lieber, of Evergreen Global
Leaders Fund.

 CALCULATING THE SHARE PRICE
 The value of one share of a
 Fund, also known as the net
 asset value, or NAV, is
 calculated on each day the New
 York Stock Exchange is open as
 of the time the Exchange closes
 (normally 4:00 p.m. Eastern
 time). We calculate the share
 price for each share by adding
 up the total assets of the Fund,
 subtracting all liabilities,
 then dividing the result by the
 total number of shares
 outstanding. Each security held
 by a Fund is valued using the
 most recent market quote for
 that security. If no market
 quotation is available for a
 given security, we will price
 that security at fair value
 according to policies
 established by the Fund's Board
 of Trustees.  Short-term
 securities with maturities of 60
 days or less will be valued on
 the basis of amortized cost.

 The price per share for a Fund
 purchase or the amount received
 for a Fund redemption is based
 on the next price calculated
 after the order is received and
 all required information is
 provided.  Certain Funds may invest
 in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

PARTICIPATING INSURANCE
COMPANIES
The Funds were organized to
serve as investment vehicles for     participating insurance
separate accounts funding            companies place orders to
variable annuity contracts and       purchase and redeem shares of
variable life insurance policies     the funds based on, among other
issued by certain life insurance     things, the amount of premium
companies.  The Funds do not         payments to be invested and the
currently foresee any                amount of surrender and transfer
disadvantages to the holders of      requests (as defined in the
the contracts or policies            prospectus describing the
arising from the fact that the       variable annuity contracts or
interests of holders of those        variable life insurance policies
contracts or policies may differ     issued by the participating
due to the difference of tax         insurance companies) to be
treatment and other                  effected on that day pursuant to
considerations.  Nevertheless,       the contracts or policies.
the Trustees have established        The Funds do not assess any fees
procedures for the purpose of        upon purchase or redemption.
identifying any irreconcilable       however, surrender charges,
material conflicts that may          mortality and expense risk fees
arise and to determine what          and other charges may be
action, if any, would be taken       assessed by the participating
in response thereto.  The            insurance companies under the
variable annuity contracts and       variable annuity contracts or
variable life insurance policies     variable life insurance
are described in the separate        policies.  Such fees are
prospectuses issued by the           described in the prospectus of
participating insurance              such contracts or policies.
companies.  The Evergreen
Variable Annuity Trust assumes
no responsibility for such           Timing Of Proceeds
prospectuses.                        Normally, we will send
                                     redemption proceeds on the next
                                     business day after we receive a
                                     request; however, we reserve the
HOW TO BUY AND REDEEM SHARES         right to wait up to seven
Investors may not purchase or        business days to redeem any
redeem shares of the funds           investments.
directly, but only through
variable annuity contracts or
variable life insurance policies     OTHER SERVICES
offered through separate             Automatic Reinvestment of
accounts of participating            Dividends
insurance companies.  Investors      For the convenience of
should refer to the prospectus       investors, all dividends and
of the variable annuity              capital gains are distributed to
contracts or variable life           the separate accounts of
insurance policies for               participating insurance
information on how to purchase       companies and are automatically
such contracts or policies, how      reinvested, unless requested
to select specific Evergreen         otherwise.
Variable Annuity Funds as
investment options for the
contracts or policies and how to
redeem funds or change
investment options.
The separate accounts of the

THE TAX CONSEQUENCES OF
INVESTING IN THE FUNDS
Fund Distributions
Each Fund passes along the net       addition, a 10% penalty tax on
income or profits it receives        distributions before age 59 1/2.
from its investments. The            Only the portion of a
Evergreen Variable Annuity Funds     distribution attributable to
expect that any distributions to     income on the investment in the
separate accounts will be exempt     contract is subject to federal
from current federal income          income tax.  Investors should
taxation to the extent that such     consult with competent tax
distributions accumulate in a        advisors for a more complete
variable annuity contract or         discussion of possible tax
variable life insurance policy.      consequences in a particular
                                     situation.
-Dividends. The Fund pays a
 yearly dividend from the
 dividends, interest and other
 income on the securities in
 which it invests.
-Capital Gains. When a mutual
 fund sells a security it owns
 for a profit, the result is a
 capital gain. Evergreen
 Variable Annuity Funds
 generally distribute capital
 gains at least once a year.

For a discussion of the tax
consequences of variable annuity
contracts or variable life
insurance policies, refer to the
prospectus of the variable
annuity contract or variable
life insurance policies offered
by the participating insurance
company.  Variable annuity
contracts or variable life
insurance policies purchased
through insurance company
separate accounts provide for
the accumulation of all earnings
from interest, dividends and
capital appreciation without
current federal income tax
liability to the owner.
Depending on the variable
annuity contract or variable
life insurance policies,
distributions from the contract
or policy may be subject to
ordinary income tax and, in

FEES AND EXPENSES OF THE FUNDS       investment category. There are
Every mutual fund has fees and       three things to remember about
expenses that are assessed           expense ratios: 1) your total
either directly or indirectly.       return in the Fund is reduced in
This section describes each of       direct proportion to the fees;
those fees.                          2) expense ratios can vary
                                     greatly between funds and fund
Management Fee                       families, from under 0.25 % to
The management fee pays for the      over 3.0%; and 3) a Fund's
normal expenses of managing the      advisor may waive a portion of
fund, including portfolio            the Fund's expenses for a period
manager salaries, research           of time, reducing its expense
costs, corporate overhead            ratio.
expenses and related expenses.

Other Expenses
Other expenses include
miscellaneous fees from
affiliated and outside service
providers. These may include
legal, audit, custodial and
safekeeping fees, the printing
and mailing of reports and
statements, automatic
reinvestment of distributions
and other conveniences for which
the shareholder pays no
transaction fees.

Total Fund Operating Expenses
The total cost of running the
Fund is called the expense
ratio. As a shareholder, you are
not charged these fees directly;
instead they are taken out
before the Fund's net asset
value is calculated, and are
expressed as a percentage of the
Fund's average daily net assets.
The effect of these fees is
reflected in the performance
results for that share class.
Because these fees are
"invisible," investors should
examine them closely, especially
when comparing one fund with
another fund in the same

FINANCIAL HIGHLIGHTS
This section looks in detail at
the results for one share in the
Funds - how much income it
earned, how much of this income
was passed along as a
distribution and how much the
return was reduced by expenses.
The tables for each Fund have
been derived from financial
information
audited by KPMG Peat Marwick
LLP, the Funds' independent
auditors. For a more complete
picture of the Funds' financial
statements, please see the
Funds' Annual Report as well as
the Statement of Additional
Information.

                        Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------
                              Financial Highlights

                 (For a share outstanding throughout each year)

                  See Combined Notes to Financial Statements.


                                                    Year Ended December 31,
                                                 ----------------------------
VA Fund                                           1998      1997      1996*
-------------------------------------------------------------------------------
Net asset value, beginning of year.............. $ 14.89   $ 11.41    $ 10.00
                                                 -------   -------    -------
Income from investment operations
 Net investment income#.........................    0.07      0.06       0.05
 Net realized and unrealized gains or losses on
  securities....................................    0.86      4.15       1.44
                                                 -------   -------    -------
Total from investment operations................    0.93      4.21       1.49
                                                 -------   -------    -------
Less distributions from
 Net investment income..........................       0     (0.05)     (0.05)
 Net realized gains.............................   (0.51)    (0.68)     (0.03)
                                                 -------   -------    -------
Total distributions to shareholders.............   (0.51)    (0.73)     (0.08)
                                                 -------   -------    -------
Net asset value, end of year.................... $ 15.31   $ 14.89    $ 11.41
                                                 -------   -------    -------
Total return (a)................................    6.44%    37.16%     14.90%
Ratios/supplemental data
Net assets, end of year (thousands)............. $45,820   $21,600    $10,862
Ratios to average net assets:
 Expenses.......................................    1.01%     1.01%      1.00%+
 Net investment income..........................    0.49%     0.42%      0.87%+
Portfolio turnover rate.........................      16%       32%         6%

 + Annualized.
 * For the period from March 1, 1996 (commencement of operations) to December 31, 1996.
 # Net investment income is based on average shares outstanding during the pe-
   riod.
(a) Total return does not reflect charges of the separate accounts.

                        Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------
                              Financial Highlights

                 (For a share outstanding throughout each year)

                  See Combined Notes to Financial Statements.

                                                   Year Ended December 31,
                                                   --------------------------
VA Foundation Fund                                  1998     1997      1996*
-------------------------------------------------------------------------------
Net asset value, beginning of year................ $ 13.54  $ 11.31   $ 10.00
                                                   -------  -------   -------
Income from investment operations
 Net investment income#...........................    0.35     0.26      0.16
 Net realized and unrealized gains or losses on
  securities......................................    1.07     2.86      1.37
                                                   -------  -------   -------
Total from investment operations..................    1.42     3.12      1.53
                                                   -------  -------   -------
Less distributions from
 Net investment income............................   (0.26)   (0.24)    (0.16)
 Net realized gains...............................   (0.23)   (0.65)    (0.06)
                                                   -------  -------   -------
Total distributions to shareholders...............   (0.49)   (0.89)    (0.22)
                                                   -------  -------   -------
Net asset value, end of year...................... $ 14.47  $ 13.54   $ 11.31
                                                   -------  -------   -------
Total return (a)..................................   10.56%   27.80%    15.30%
Ratios/supplemental data
Net assets, end of year (thousands)............... $78,371  $31,840   $15,812
Ratios to average net assets:
 Expenses.........................................    1.00%    1.01%     1.00%+
 Net investment income............................    2.44%    2.15%     2.70%+
Portfolio turnover rate...........................      10%      26%       12%

 + Annualized.
 * For the period from March 1, 1996 (commencement of operations) to December
   31, 1996.
 # Net investment income is based on average shares outstanding during the pe-
   riod.
(a) Total return does not reflect charges of the separate accounts.

                                                     Year Ended
                                                    December 31,
                                                   ----------------
VA Global Leaders Fund                               1998    1997*
-------------------------------------------------------------------
Net asset value, beginning of year................ $ 10.79  $ 10.00
                                                   -------  -------
Income from investment operations
 Net investment income#...........................    0.10     0.11
 Net realized and unrealized gains or losses on
  securities and foreign currency related
  transactions....................................    1.94     0.77
                                                   -------  -------
Total from investment operations..................    2.04     0.88
                                                   -------  -------
Less distributions from
 Net investment income............................   (0.07)   (0.06)
 Net realized gains...............................       0    (0.03)
                                                   -------  -------
Total distributions to shareholders...............   (0.07)   (0.09)
                                                   -------  -------
Net asset value, end of year...................... $ 12.76  $ 10.79
                                                   -------  -------
Total return (a)..................................   18.92%    8.80%
Ratios/supplemental data
Net assets, end of year (thousands)............... $ 9,583  $ 2,899
Ratios to average net assets:
 Expenses.........................................    1.04%    1.05%+
 Net investment income............................    0.89%    1.15%+
Portfolio turnover rate...........................      12%      11%

 + Annualized.
 * For the period from March 6, 1997 (commencement of operations) to December 31, 1997.
 # Net investment income is based on average shares outstanding during the pe-
   riod.
(a) Total return does not reflect charges of the separate accounts.

                        Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------
                              Financial Highlights

                 (For a share outstanding throughout each year)

                  See Combined Notes to Financial Statements.

                                                     Year Ended December 31,
                                           -------------------------------------
VA Growth And Income Fund                         1998          1997     1996*
--------------------------------------------------------------------------------
Net asset value, beginning of year.......       $ 15.29       $ 11.83  $ 10.00
                                                -------       -------  -------
Income from investment operations
 Net investment income#..................          0.16          0.08     0.06
 Net realized and unrealized gains or
  losses on securities...................          0.56          4.01     1.84
                                                -------       -------  -------
Total from investment operations.........          0.72          4.09     1.90
                                                -------       -------  -------
Less distributions from
 Net investment income...................         (0.13)        (0.07)   (0.06)
 Net realized gains......................         (0.30)        (0.56)   (0.01)
                                                -------       -------  -------
Total distributions to shareholders......         (0.43)        (0.63)   (0.07)
                                                -------       -------  -------
Net asset value, end of year.............       $ 15.58       $ 15.29  $ 11.83
                                                -------       -------  -------
Total return (a).........................          4.77%        34.66%   19.00%
Ratios/supplemental data
Net assets, end of year (thousands)......       $60,576       $31,088  $14,484
Ratios to average net assets:
 Expenses................................          1.01%         1.01%    1.00%+
 Net investment income...................          1.02%         0.59%    1.00%+
Portfolio turnover rate..................            13%           18%       2%

 + Annualized.
 * For the period from March 1, 1996 (commencement of operations) to December
   31, 1996.
 # Net investment income is based on average shares outstanding during the pe-
   riod.
(a) Total return does not reflect charges of the separate accounts.

                                             Period Ended
VA International Growth Fund                 December 31, 1998*
---------------------------------------------------------------
Net asset value, beginning of period.....       $ 10.00
                                                -------
Income from investment operations
 Net investment income#..................          0.03
 Net realized and unrealized gains or
  losses on securities and foreign
  currency related transactions..........         (0.64)
                                                -------
Total from investment operations.........         (0.61)
                                                -------
Net asset value, end of period...........       $  9.39
                                                -------
Total return (a).........................         (6.10)%
Ratios/supplemental data
Net assets, end of period (thousands)....       $ 1,425
Ratios to average net assets:
 Expenses................................          1.02%+
 Net investment income...................          1.05%+
Portfolio turnover rate..................            59%

 + Annualized.
 * For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
 # Net investment income is based on average shares outstanding during the pe-
   riod.
(a) Total return does not reflect charges of the separate accounts.

OTHER FUND PRACTICES

The Funds may invest in futures and      In addition, the Funds may borrow
options. The Funds may also engage in    money and lend their securities.
short sales. Such practices are used     Borrowing is a form of leverage that
to hedge a Fund's portfolio to protect   may magnify a Fund's gain or loss.
against changes in interest rates and    Lending securities may cause the Fund
to adjust the portfolio's duration.      to lose the opportunity to sell these
Although this is intended to increase    securities at the most desirable price
returns, these practices may actually    and, therefore, lose money.
reduce returns or increase volatility.
                                         The Funds generally do not take
If the Fund invests in foreign           portfolio turnover into account in
securities, which may include foreign    making investment decisions. This
currency transaction,                    means the Funds could experience a
the value of the Fund's shares will be   high rate of portfolio turnover (100%
affected by changes in exchange rates.   or more) in any given fiscal year,
To manage this risk, the Fund may        resulting in greater brokerage and
enter into currency futures contracts    other transactions costs which are
and forward currency exchange            borne by the Funds and their
contracts. Although the Fund uses        shareholders.
these contracts to hedge the U.S.
dollar value of a security it
already owns,the Fund could lose money
if it fails to predict accurately the
future exchange rates. The Fund may
engage in hedging and cross hedging
with respect to foreign currencies to
protect itself against a possible
decline in the value of another
foreign currency in which certain of
the Fund's investments are dominated.
A cross hedge cannot protect against
exchange rate risks perfectly, and if
a Fund is incorrect in its judgement
of future exchange rate relationships,
the Fund could be in a less
advantageous position than if such a
hedge had not been established.




Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

Notes


Evergreen Funds
Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money
Market Fund
Florida Municipal Money Market
Fund
New Jersey Municipal Money
Market Fund

Municipal Bond
Short Intermediate Municipal
Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal
Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond
Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond
Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond
Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income
Fund
Short Intermediate Bond Fund
Intermediate Term Government
Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Fund for Total Return
Income and Growth Fund
Blue Chip Fund
Value Fund
Growth and Income Fund
Small Cap Value Fund

Domestic Growth
Evergreen Fund
Micro Cap Fund
Aggressive Growth Fund
Omega Fund
Small Company Growth Fund
Stock Selector Fund
Strategic Growth Fund
Tax Strategic Equity Fund
Masters Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Variable Annuity
VA Aggressive Growth Fund
VA Fund
VA Foundation Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA International Growth Fund
VA Masters Fund
VA Small Cap Value Fund
VA Strategic Income Fund



www.evergreen-funds.com

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Information Line for Hearing and     For express, registered or
Speech Impaired (TTY/TDD)            certified mail:
  Call 1-800-343-2888                  Evergreen Service Company
  Each business day, 8 a.m. to         200 Berkeley Street
  6 p.m. Eastern time                  Boston, MA  02116-5039

Write us a letter                    Contact us on-line:
  Evergreen Service Company            www.evergreen-funds.com
  P.O. Box 2121
  Boston, MA  02106-2121
   for general correspondence
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     For More Information About the Evergreen Variable Annuity Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information,  or to request a copy, without charge, of
     any  of  the  documents,   call   1-800-343-2898  or  ask  your  investment
     representative. We will mail material within three business days.

     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.

                               Evergreen Distribor, Inc.
                                   90 Park Avenue
                               New York, New York, 10016


                                                         SEC File No.: 811-8716